Employees (Details) - employee	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Employee Workforce [Line Items]
Average number of employees	98	69
France
Disclosure Of Employee Workforce [Line Items]
Average number of employees	49	42
United States
Disclosure Of Employee Workforce [Line Items]
Average number of employees	49	27